Segments (Details)		6 Months Ended		12 Months Ended
	Apr. 03, 2020 segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenues		$ 100,050,475	$ 50,036,795	$ 110,551,502	$ 99,079,267	$ 101,104,224
Cost of revenues		96,595,799	46,055,674	103,373,524	90,429,027	91,452,753
Gross profit		3,454,676	3,981,121	7,177,978	8,650,240	9,651,471
Fresh meat
Segment Reporting Information [Line Items]
Revenues		37,656,117	50,036,795	86,301,255	99,079,267	101,104,224
Cost of revenues		37,207,881	46,055,674	81,153,996	90,429,027	91,452,753
Gross profit		448,236	3,981,121	5,147,259	8,650,240	9,651,471
Depreciation and amortization		260,294	311,970	506,775	521,925	542,189
Total capital expenditures		0	35,906	700,399	20,635	89,351
Feed raw materials
Segment Reporting Information [Line Items]
Revenues		62,394,358	0	24,250,247	0	0
Cost of revenues		59,387,918	0	22,219,528	0	0
Gross profit		3,006,440	0	2,030,719	0	0
Depreciation and amortization		3,280	0	1,579	0	0
Total capital expenditures		0	0	0	0	0
Continuing operations
Segment Reporting Information [Line Items]
Revenues		100,050,475	50,036,795	110,551,502	99,079,267	101,104,224
Cost of revenues		96,595,799	46,055,674	103,373,524	90,429,027	91,452,753
Gross profit		3,454,676	3,981,121	7,177,978	8,650,240	9,651,471
Depreciation and amortization		263,574	311,970	508,354	521,925	542,189
Total capital expenditures		0	410,444	700,399	20,635	$ 89,351
Discontinued operations | Grocery stores | Grocery stores
Segment Reporting Information [Line Items]
Revenues			1,179,541	1,574,965	3,465,885
Cost of revenues			1,068,297	1,435,597	3,114,906
Gross profit			111,244	139,368	350,979
Depreciation and amortization		1,618	6,456	125,257	167,609
Total capital expenditures		$ 0	$ 0	$ 0	$ 0